Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary Of Accruals [Abstract]
Accrued interest	€ 35	€ 35
Accrued expenses	268	297
On December 31	€ 303	€ 332